Loans and Allowance for Credit Losses, Significant Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded Credit Commitments, Consumer Mortgage First and Junior Lines of Credit Portfolio	$ 67,700
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	14,014	$ 6,317
Sales	(1,374)	(1,858)
Transfers to MHFS/LHFS	(107)	(9,877)
Consumer Mortgage First and Junior Lines of Credit, Amortization Period [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount Thirty or More Days Past Due	$ 506
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage Thirty or More Days Past Due	5.00%
Consumer Mortgage First and Junior Lines of Credit, Draw Period [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount Thirty or More Days Past Due	$ 937
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage Thirty or More Days Past Due	2.00%
Commercial Portfolio Segment [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	$ 13,674	4,952
Sales	(1,214)	(1,706)
Transfers to MHFS/LHFS	(91)	(99)
Consumer Portfolio Segment [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	340	1,365
Sales	(160)	(152)
Transfers to MHFS/LHFS	$ (16)	$ (9,778)
First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period, Low Range	10 years
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Financing Receivable, Draw Period, Mid Range	15 years
Financing Receivable, Draw Period, High Range	20 years
Financing Receivable, Draw Period Repayment Option, Percentage Of Total Outstanding Balance	1.50%
Loans And Leases Receivable [Member] | Acquired Consumer Mortgage Loan Portfolio [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	2.00%		10.00%
Residential Mortgage [Member] | Loans And Leases Receivable [Member] | Interest-only Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	9.00%	12.00%
California, Larger Metropolitan Areas [Member] | Residential Mortgage [Member] | Loans And Leases Receivable [Member] | Real Estate 1-4 Family Mortgage Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage, Threshold	5.00%	4.00%